RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Summary of loans and leases receivable [Roll Forward]
Balance at beginning of year	$ 2,416	$ 13,077
New loans and advances	5,722	417
Repayments	(1,259)	(11,078)
Balance at end of year	6,879	2,416
Loan commitments to directors and executive officers	1,900	1,740
Outstanding loan commitments to directors and executive officers	20	40
Directors and executive officers deposit	$ 3,400	$ 2,000
Minimum [Member]
Related Party Transaction [Abstract]
Related party entity ownership percentage	10.00%